INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES [Abstract]
Schedule of Inventories	Inventories are summarized as follows:
	December 31,
	2011	2012
	RMB	RMB	US$

New motor vehicles	489,707	380,705	61,108
Spare parts and accessories	26,549	52,017	8,349

	516,256	432,722	69,457